Income Taxes - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Increase in valuation allowance			$ 66.0	$ 19.2
NOL carryforwards, subject to expiration			11.5
Unrecognized tax position			2.0
Effective income tax rate	0.00%	0.00%
Federal
Operating Loss Carryforwards [Line Items]
NOL carryforwards			268.8
NOL carryforwards, not subject to expiration			251.2
State
Operating Loss Carryforwards [Line Items]
NOL carryforwards			$ 215.3